5. Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Major classes of bank premises and equipment
	2017	2016

Buildings and improvements	$11,148,715	$11,213,737
Land and land improvements	2,433,971	2,433,971
Furniture and equipment	6,127,897	9,277,592
Leasehold improvements	1,155,284	1,117,085
Capital lease	991,014	991,014
Other prepaid assets	0	125,584
	21,856,881	25,158,983
Less accumulated depreciation and amortization	(11,512,704)	(14,328,427)
	$10,344,177	$10,830,556

Minimum future rental payments
2018	$233,706
2019	206,470
2020	179,581
2021	97,800
2022	66,000
Subsequent to 2022	264,000
$1,047,557

Future Minimum Lease Payments for Capital Leases
2018	$141,460
2019	141,460
2020	110,460
2021	39,117
Total minimum lease payments	432,497
Less amount representing interest	(50,690)
Present value of net minimum lease payments	$381,807